Line of Credit (Details) - USD ($)	Aug. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 30, 2013
Line of Credit (Textual)
Line of credit agreement				$ 555,000
Line of credit facility, interest				5.95%
Monthly installments			$ 6,741
Loan amended, Description		The loan was amended on December 31, 2014 to reduce the maximum amount of the line of credit to $150,000, and to release certain property as security for the note and to remove a certain guarantor from the agreement.
Line of credit, Description	In August 2015 the line was renewed for a period of three months for $150,000 with interest at prime plus 1% with a minimum interest rate of 5.50%.